CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash Flows from Operating Activities
Net (Loss) Income	$ (32,151)	$ (10,844)	$ 6,931
Reconciliation of Net (Loss) Income to Net Cash (Used In) Provided by Operating Activities
Depreciation Costs	16,053	14,379	11,393
Amortization of Deferred Finance Costs	359	305	153
Overhaul of Engines Costs and Dry-dock	(151)	(575)	(392)
Interest on time deposit	0	0	(68)
Foreign currency loss	31	78	430
Changes in Operating Assets and Liabilities
Accounts Receivables	2,485	(872)	(1,943)
Inventory	(446)	(560)	84
Prepaid and Other Current Assets	2,603	(2,244)	(1,300)
Accounts Payable, Accrued Liabilities	(5,031)	6,397	1,798
Accounts Payable, Related Party	(15)	(77)	97
Net Cash (Used In) Provided by Operating Activities	(16,262)	5,987	17,183
Cash Flows from Investing Activities
Investment in Vessels	(61,583)	(63,529)	(133,279)
Deposits on Contracts paid	0	(1,693)	(15,176)
Cash placement in time deposit	0	0	(45,000)
Cash proceeds from time deposit	0	0	45,068
Net Cash Used in Investing Activities	(61,583)	(65,222)	(148,387)
Cash Flows from Financing Activities
Proceeds from Issuance of Common Stock	0	(17)	100,199
Proceeds from Use of Credit Facility	90,000	47,000	40,000
Repayments on Credit Facility	0	0	(40,000)
Credit Facility Costs	0	(1,217)	(765)
Repurchase of Treasury Stock	(8,513)	(5,590)	0
Dividends Paid	(5,997)	(21,922)	(31,221)
Net Cash Provided by Financing Activities	75,490	18,253	68,213
Net (Decrease)/Increase in Cash and Cash Equivalents	(2,355)	(40,982)	(62,991)
Cash and Cash Equivalents at Beginning of Period	5,339	46,398	109,819
Effect of Exchange Rate Changes on Cash and Cash Equivalents	(31)	(78)	(430)
Cash and Cash Equivalents at the End of Period	2,953	5,339	46,398
Cash Paid for Interest, Net of Amounts Capitalized	2,803	1,365	832
Cash Paid for Tax	$ 214	$ 0	$ 0